Debt Narrative (Details) ₩ in Billions	3 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)
Debt Instrument [Line Items]
Extinguishment of Debt, Gain (Loss), Net of Tax		$ (3,000,000)
Notes Payable			$ 198,700,000		$ 198,600,000
Pledged Assets Separately Reported, Securities Pledged as Collateral, at Fair Value | ₩				₩ 3.1
Proceeds from Issuance of Debt	$ 210,000,000		210,000,000
Line of Credit Facility, Maximum Borrowing Capacity					40,000,000	$ 50,000,000
Letters of Credit Maximum Borrowing Capacity					15,000,000
Swing Line Loan Maximum Borrowing Capacity					15,000,000
Debt Instrument, Maturity Date, Description		The Term Facility has a five-year term, ending May 27, 2019
Letters of Credit Outstanding, Amount					4,300,000
Debt Instrument, Periodic Payment, Principal		$ 525,000
Original Issue Discount Percentage on Debt		1.00%
Original Issue Discount Amount on Debt		$ 2,100,000
Debt Issuance Cost		$ 10,200,000
Debt Instrument, Covenant Description		The Credit Facility contains customary representations, covenants, and events of default typical for credit arrangements of comparable size, including our maintenance of a consolidated leverage ratio of not greater than 2.5 to 1.0 for the quarters ending after September 30, 2015. The Credit Facility also contains customary material adverse effects and cross-default clauses. The cross-default clause is applicable to defaults on other indebtedness in excess of $30.0 million.
Prepayment of Long-term Debt		$ 40,000,000
Call Premium		1.00%
Future Prepayment on Long-term Debt at Ten Months After Effective Date of the First Amendment					5,000,000
Future Prepayment on Long-term Debt at Thirteen Months After Effective Date of the First Amendment					5,000,000
Short-term Committed Financing Arrangements Maximum Amount					30,900,000
Short-term borrowings			0		6,600,000
Short-term Committed Financing Arrangements, Unavailable Amount Due to Third Party Letters of Credit					8,700,000
Debt, Fair Value, Including Short-term Borrowings			$ 200,600,000		$ 203,500,000
Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				4.50%	4.50%
Spread Over LIBOR [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				5.50%	5.50%
Shinhan Bank Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms		average 91-day CD rate plus 2.10%
Hana Bank Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms		average 91-day CD rate plus 2.13%
Korea Development Bank Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms		average 91-day CD rate plus 2.18%
Short-term Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum		2.00%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum		3.00%
Low | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				1.00%	1.00%
MKC Financing [Member]
Debt Instrument [Line Items]
Notes Payable | ₩				₩ 50.0
MKC Financing [Member] | Shinhan Bank Term Loan [Member]
Debt Instrument [Line Items]
Notes Payable | ₩				20.0
MKC Financing [Member] | Hana Bank Term Loan [Member]
Debt Instrument [Line Items]
Notes Payable | ₩				20.0
MKC Financing [Member] | Korea Development Bank Term Loan [Member]
Debt Instrument [Line Items]
Notes Payable | ₩				10.0
Pre-payment Premiums and Other Non-capitalizable Costs [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Gain (Loss), Net of Tax		$ (1,400,000)
Write Off of Unamortized Deferred Loan Cost and Unamortized Debt Discount [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Gain (Loss), Net of Tax		$ (1,600,000)
Unfunded Loan Commitment [Member] | MKC Financing [Member] | Korea Development Bank Term Loan [Member]
Debt Instrument [Line Items]
Notes Payable | ₩				₩ 5.0